Total

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers[1]	-
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.18%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 15 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 27-28 in the “Fund Management-Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.18%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 7 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph on page 16 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

 FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class P Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following paragraph replaces the second paragraph under “Additional Compensation” on page 13 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class P shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class T Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1)	None
Fees
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class T shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class U Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.12%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.12% for Class U shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 9 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class U shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class V Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class V shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class X Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.07%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.08%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 19 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class X shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

Class A | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class A First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.18%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.75%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class A | First American Retail Tax Free Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class A First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers	(0.11%)	[1]
Net Expenses	0.75%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class A | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class A First American Treasury Obligations Fund First American Treasury Obligations Fund - Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers	(0.01%)	[1]
Net Expenses	0.75%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class A | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 15 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class A First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.75%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class A | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class A First American Government Obligations Fund First American Government Obligations Fund - Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers		[1]
Net Expenses	0.75%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class D | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class D First American Treasury Obligations Fund First American Treasury Obligations Fund - Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waivers	(0.02%)	[1]
Net Expenses	0.60%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class D | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 7 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class D First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.60%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class D | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class D First American Government Obligations Fund First American Government Obligations Fund - Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers	(0.01%)	[1]
Net Expenses	0.60%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class P | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class P First American Treasury Obligations Fund First American Treasury Obligations Fund - Class P
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.18%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class P | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class P First American Government Obligations Fund First American Government Obligations Fund - Class P
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.18%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American Retail Tax Free Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers	(0.10%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American Treasury Obligations Fund First American Treasury Obligations Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers	(0.02%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American Government Obligations Fund First American Government Obligations Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers	(0.01%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class T | First American Institutional Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class T First American Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers	(0.06%)	[1]
Net Expenses	0.40%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class U | First American Government Obligations Fund
The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus:
Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class U First American Government Obligations Fund First American Government Obligations Fund - Class U
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.09%)	[1]
Net Expenses	0.12%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.12% for Class U shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American Retail Tax Free Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers	(0.10%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American Treasury Obligations Fund First American Treasury Obligations Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers	(0.02%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American Government Obligations Fund First American Government Obligations Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers	(0.01%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class V | First American Institutional Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class V First American Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Fee Waivers	(0.06%)	[1]
Net Expenses	0.30%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class X | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class X First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers	(0.09%)	[1]
Net Expenses	0.14%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class X | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class X First American Treasury Obligations Fund First American Treasury Obligations Fund - Class X
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers	(0.08%)	[1]
Net Expenses	0.14%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class X | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class X First American Government Obligations Fund First American Government Obligations Fund - Class X
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.07%)	[1]
Net Expenses	0.14%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American Retail Tax Free Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers	(0.11%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American Treasury Obligations Fund First American Treasury Obligations Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers	(0.02%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American Government Obligations Fund First American Government Obligations Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers	(0.01%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Y | First American Institutional Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Y First American Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers	(0.06%)	[1]
Net Expenses	0.45%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American Retail Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.20%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American Retail Tax Free Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers	(0.10%)	[1]
Net Expenses	0.20%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American Treasury Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American Treasury Obligations Fund First American Treasury Obligations Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.18%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American U.S. Treasury Money Market Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.20%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American Government Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American Government Obligations Fund First American Government Obligations Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.03%)	[1]
Net Expenses	0.18%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

Class Z | First American Institutional Prime Obligations Fund

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Annual Fund Operating Expenses	Class Z First American Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers	(0.06%)	[1]
Net Expenses	0.20%	[1]
[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.